THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares					Fair Value
	COMMON STOCKS — 97.4%
	AEROSPACE & DEFENSE - 2.6%
9,000	Huntington Ingalls Industries, Inc. ^				$ 1,960,380
10,000	Raytheon Technologies Corporation ^				961,100
					2,921,480
	ASSET MANAGEMENT - 3.8%
5,000	BlackRock, Inc. ^				3,045,200
74,100	Invesco Ltd.				1,195,233
					4,240,433
	BANKING - 9.1%
70,000	Bank of America Corporation				2,179,100
55,000	Citigroup, Inc.				2,529,450
30,000	JPMorgan Chase & Company				3,378,300
40,500	Truist Financial Corporation				1,920,915
					10,007,765
	BEVERAGES - 2.5%
35,000	Anheuser-Busch InBev S.A./NV - ADR				1,888,250
14,600	Coca-Cola Company (The) ^				918,486
					2,806,736
	BIOTECH & PHARMA - 7.2%
5,000	Amgen, Inc. ^				1,216,500
40,000	Gilead Sciences, Inc.				2,472,400
10,000	GlaxoSmithKline plc - ADR				435,300
8,000	Johnson & Johnson ^				1,420,080
6,000	Merck & Company, Inc. ^				547,020
35,000	Pfizer, Inc. ^				1,835,050
					7,926,350
	CHEMICALS - 3.0%
10,000	Avery Dennison Corporation ^				1,618,700
4,000	Ecolab, Inc. ^				615,040
14,000	RPM International, Inc. ^				1,102,080
					3,335,820
	CONTAINERS & PACKAGING - 3.6%
60,000	International Paper Company				2,509,800
35,000	Westrock Company				1,394,400
					3,904,200
THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares					Fair Value
	COMMON STOCKS — 97.4% (Continued)
	DIVERSIFIED INDUSTRIALS - 4.9%
18,000	3M Company				$ 2,329,380
8,000	Eaton Corp plc				1,007,920
12,000	Honeywell International, Inc.				2,085,720
					5,423,020
	ELECTRIC UTILITIES - 3.4%
30,000	CenterPoint Energy, Inc. ^				887,400
20,000	Dominion Energy, Inc. ^				1,596,200
12,000	Duke Energy Corporation ^				1,286,520
					3,770,120
	ENTERTAINMENT CONTENT - 0.5%
41,126	Warner Bros Discovery, Inc.(a)				551,909

	FOOD - 2.3%
40,000	Conagra Brands, Inc. ^				1,369,600
30,000	Kraft Heinz Company (The)				1,144,200
					2,513,800
	HEALTH CARE REIT - 1.1%
50,000	Healthpeak Properties, Inc.				1,295,500

	HOME & OFFICE PRODUCTS - 3.3%
62,500	Leggett & Platt, Inc.				2,161,250
75,000	Newell Brands, Inc.				1,428,000
					3,589,250
	HOUSEHOLD PRODUCTS - 2.2%
17,000	Clorox Company (The) ^				2,396,660

	INSURANCE - 0.9%
10,000	Prudential Financial, Inc.				956,800

	LEISURE FACILITIES & SERVICES - 2.1%
30,000	Starbucks Corporation ^				2,291,700

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares					Fair Value
	COMMON STOCKS — 97.4% (Continued)
	LEISURE PRODUCTS - 1.1%
15,000	Hasbro, Inc. ^				$ 1,228,200

	MEDICAL EQUIPMENT & DEVICES - 2.0%
25,000	Medtronic PLC				2,243,750

	METALS & MINING - 3.0%
50,000	Agnico Eagle Mines Ltd.				2,288,000
60,000	Barrick Gold Corporation				1,061,400
					3,349,400
	OIL & GAS PRODUCERS - 4.8%
62,100	BP plc – ADR ^				1,760,535
30,000	Chesapeake Energy Corporation ^				2,433,000
7,400	Chevron Corporation ^				1,071,372
					5,264,907
	RETAIL - CONSUMER STAPLES - 1.1%
10,000	Walmart, Inc.				1,215,800

	RETAIL - DISCRETIONARY - 3.6%
24,000	Best Buy Company, Inc.				1,564,560
4,000	Home Depot, Inc. (The)				1,097,080
24,000	TJX Companies, Inc. (The)				1,340,400
					4,002,040
	SEMICONDUCTORS - 10.3%
16,000	Analog Devices, Inc. ^				2,337,440
90,000	Intel Corporation				3,366,900
30,000	Microchip Technology, Inc.				1,742,400
30,000	QUALCOMM, Inc.				3,832,201
					11,278,941
	SOFTWARE - 4.5%
10,000	Microsoft Corporation				2,568,300
35,000	Oracle Corporation				2,445,450
					5,013,750
THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares					Fair Value
	COMMON STOCKS — 97.4% (Continued)
	TECHNOLOGY HARDWARE - 1.9%
50,000	Cisco Systems, Inc.				$ 2,132,000

	TECHNOLOGY SERVICES - 2.1%
16,100	International Business Machines Corporation ^				2,273,159

	TELECOMMUNICATIONS - 7.0%
220,000	AT&T, Inc. ^				4,611,200
61,000	Verizon Communications, Inc.				3,095,750
					7,706,950
	TIMBER REIT - 1.4%
14,000	Rayonier, Inc. ^				523,320
30,000	Weyerhaeuser Company				993,600
					1,516,920
	TRANSPORTATION & LOGISTICS - 1.0%
6,000	United Parcel Service, Inc., Class B				1,095,240

	WHOLESALE - CONSUMER STAPLES - 1.1%
4,500	Bunge Ltd.				408,105
10,000	Sysco Corporation ^				847,100
					1,255,205

	TOTAL COMMON STOCKS (Cost $125,295,892)				107,507,805

	MONEY MARKET FUNDS - 0.4%
524,226	JPMorgan US Treasury Plus Money Market Fund, Class L, 1.21% (Cost $524,226)(b)				524,226

Contracts(c)
	EQUITY OPTIONS PURCHASED - 0.3%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.3%
500	Apple, Inc.	11/18/2022	$ 150	$ 6,836,000	$ 332,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $481,721)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $481,721)				332,500
THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

					Fair Value
	TOTAL INVESTMENTS - 98.1% (Cost $126,301,839)				$ 108,364,531
	CALL OPTIONS WRITTEN - (0.8)% (Proceeds - $492,514)				(859,967)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.7%				2,916,410
	NET ASSETS - 100.0%				$ 110,420,974

Contracts(c)
	WRITTEN EQUITY OPTIONS - (0.8)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.8)%
25	Amgen, Inc.	07/15/2022	$ 235	$ 608,250	23,750
80	Analog Devices, Inc.	07/15/2022	155	1,168,720	8,000
1,000	AT&T, Inc.	07/15/2022	19	2,096,000	192,000
25	Avery Dennison Corporation	07/15/2022	185	404,675	3,750
10	BlackRock, Inc.	07/15/2022	590	609,040	29,700
300	BP plc	07/15/2022	28	850,500	33,600
150	CenterPoint Energy, Inc.	07/15/2022	29	443,700	14,100
150	Chesapeake Energy Corporation	07/15/2022	80	1,216,500	67,500
37	Chevron Corporation	07/15/2022	150	535,686	8,917
40	Clorox Company (The)	08/19/2022	145	563,920	21,200
71	Coca-Cola Company (The)	07/15/2022	60	446,661	22,365
100	Conagra Brands, Inc.	07/15/2022	31	342,400	33,600
100	Dominion Energy, Inc.	07/15/2022	73	798,100	76,500
40	Duke Energy Corporation	07/15/2022	98	428,840	39,600
20	Ecolab, Inc.	07/15/2022	155	307,520	6,600
100	GSK plc	07/15/2022	41	435,300	26,900
60	Hasbro, Inc.	07/15/2022	83	491,280	10,650
30	Huntington Ingalls Industries, Inc.	07/15/2022	200	653,460	55,350
60	International Business Machines Corporation	07/15/2022	135	847,140	40,500
25	Johnson & Johnson	07/15/2022	170	443,775	17,925
60	Merck & Company, Inc.	07/15/2022	85	547,020	40,200
175	Pfizer, Inc.	07/15/2022	52	917,525	26,950
70	Rayonier, Inc.	08/19/2022	40	261,660	4,550
25	Raytheon Technologies Corporation	07/15/2022	90	240,275	15,950
60	RPM International, Inc.	08/19/2022	85	472,320	7,800
60	Starbucks Corporation	07/15/2022	75	458,340	18,300
30	Sysco Corporation	07/15/2022	80	254,130	13,710
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $492,514)				859,967

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $492,514)				$ 859,967

ADR	- American Depositary Receipt
Ltd.	- Limited Company
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
^	Security is subject to written call options.
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.